Long Term Incentive Programs - Outstanding instruments - RSU (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Awards granted to executive management
Number of outstanding instruments - RSU
Outstanding at the beginning	55,430
Number of RSUs granted	189,696	55,430
Outstanding at the end	245,126	55,430
Awards granted to other employees
Number of outstanding instruments - RSU
Outstanding at the beginning	65,823
Number of RSUs granted	205,504	65,823
Outstanding at the end	271,327	65,823